S-K 1602(a)(3) Forepart, Sponsor Compensation	Jul. 24, 2026 USD ($) $ / shares shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	879,375
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 20,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.004
Founder Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	6,820,337
Over-Allotment Option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000